Guarantees and commitments (Tables)	6 Months Ended
Jun. 30, 2017
Guarantees
Guarantees
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
2Q17 (CHF million)
Credit guarantees and similar instruments	1,820	979	2,799	2,568		10	1,817
Performance guarantees and similar instruments	5,212	1,643	6,855	5,916		52	2,958
Derivatives [2]	17,216	10,274	27,490	27,490		702	–	[3]
Other guarantees	3,566	1,743	5,309	5,304		40	3,336
Total guarantees	27,814	14,639	42,453	41,278		804	8,111
4Q16 (CHF million)
Credit guarantees and similar instruments	1,962	1,171	3,133	2,913		13	2,043
Performance guarantees and similar instruments	5,109	2,005	7,114	6,124		76	3,090
Derivatives [2]	15,864	7,943	23,807	23,807		684	–	[3]
Other guarantees	3,460	2,000	5,460	5,456		44	3,668
Total guarantees	26,395	13,119	39,514	38,300		817	8,801
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Group had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not significant.

Other commitments
Other commitments
end of	2Q17						4Q16
	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Collateral received	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Collateral received
Other commitments (CHF million)
Irrevocable commitments under documentary credits	4,525	8	4,533	4,497		3,059	4,356	0	4,356	4,281		2,748
Irrevocable loan commitments [2]	24,217	81,593	105,810	101,832		42,517	30,382	86,593	116,975	113,016		46,068
Forward reverse repurchase agreements	132	0	132	132		132	84	0	84	84		84
Other commitments	202	144	346	346		0	487	150	637	637		0
Total other commitments	29,076	81,745	110,821	106,807		45,708	35,309	86,743	122,052	118,018		48,900
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 104,360 million and CHF 95,743 million of unused credit limits as of the end of 2Q17 and 4Q16, respectively, which were revocable at the Group's sole discretion upon notice to the client.

Bank
Guarantees
Guarantees
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
6M17 (CHF million)
Credit guarantees and similar instruments	1,820	979	2,799	2,568		10	1,817
Performance guarantees and similar instruments	5,212	1,643	6,855	5,916		52	2,958
Derivatives [2]	17,216	10,274	27,490	27,490		702	–	[3]
Other guarantees	3,566	1,743	5,309	5,304		40	3,336
Total guarantees	27,814	14,639	42,453	41,278		804	8,111
2016 (CHF million)
Credit guarantees and similar instruments	1,962	1,166	3,128	2,908		13	2,043
Performance guarantees and similar instruments	5,109	2,005	7,114	6,124		76	3,090
Derivatives [2]	15,864	7,943	23,807	23,807		684	–	[3]
Other guarantees	3,460	2,034	5,494	5,490		44	3,668
Total guarantees	26,395	13,148	39,543	38,329		817	8,801
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Bank had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not considered significant.

Other commitments
Other commitments
	6M17							2016
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received
Other commitments (CHF million)
Irrevocable commitments under documentary credits	4,525	8	4,533		4,497		3,059	4,356	0	4,356		4,281		2,748
Irrevocable loan commitments	24,217	81,593	105,810	[2]	101,832		42,517	30,382	86,593	116,975	[2]	113,016		46,068
Forward reverse repurchase agreements	132	0	132		132		132	84	0	84		84		84
Other commitments	201	144	345		345		0	486	150	636		636		0
Total other commitments	29,075	81,745	110,820		106,806		45,708	35,308	86,743	122,051		118,017		48,900
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 104,362 million and CHF 95,745 million of unused credit limits as of the end of 6M17 and 2016, respectively, which were revocable at the Bank's sole discretion upon notice to the client. The prior period has been adjusted to the current presentation.